LIQUIDITY (Details Narrative) - USD ($)			12 Months Ended
		Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Cash		$ 7,027,964	$ 26,634,332	$ 7,027,964
Net loss		2,200,000	1,081,946	2,218,062	$ 1,755,042	$ 1,100,000
Working capital			24,200,000
Working capital deficit		3,100,000		3,100,000
Shareholders equity		16,901,778	17,630,118	16,901,778
Loan receivable		26,500,000		26,500,000
Short term loan			47,054
Long term loan	[1]		414,072
Jiangsu Bank [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Short term loan			46,506
Shenzhen Qianhai Weizhong Bank [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Long term loan			409,250
Major Shareholders [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shareholders equity			1,408,013
Third Party [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Loan receivable			$ 26,500,000

[1]	On September 16, 2021, Wunong Shenzhen entered into a loan agreement with Shenzhen Qianhai Weizhong Bank to borrow $414,072 as working capital for two years, with maturity date of September 16, 2023. The loan bears a fixed interest rate of 8.46% per annum. The loan is guaranteed by Mr.Changbin Xia, for whom the chief executive officer of Wunong Shenzhen.